SCHEDULE OF PURCHASE PRICE AND ALLOCATION OF CONSIDERATION TO ASSETS AND LIABILITIES (Details)	Jun. 30, 2026 CAD ($)	Jun. 09, 2026 USD ($)	Jun. 09, 2026 CAD ($)
IfrsStatementLineItems [Line Items]
Preliminary goodwill	$ (2,961,303)
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IfrsStatementLineItems [Line Items]
Cash portion of purchase price		$ 2,523,255	$ 3,519,184
Other net working capital		(15,504)	(21,623)
Inventory		89,539	124,880
Total preliminary assets and liabilities consumed		74,035	103,257
Working capital adjustment		325,965	454,624
Preliminary goodwill		2,123,255	2,961,303
Total preliminary consideration		$ 2,523,255	$ 3,519,184